Schedule of Gains Losses on Derivative Instruments (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Risk Management And Fair Value Measurements
Financial derivative instrument – Fair value at the beginning of the period	$ 74
Financial derivative instrument – Additions of the period		74
Financial derivative instrument – Fair value as at period end	585	56
Gain from financial derivative instrument	$ 511	$ (18)